NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended
Sep. 30, 2025
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Core AI Holdings, Inc. (“Core AI “ or the “Company”) was incorporated under the Business Corporations Act, British Columbia on October 15, 1986. The Company’s shares are listed on NASDAQ under the symbol CHAI. The Company’s principal activity is the sale of vehicle-mounted, cellular-based communications platforms over advanced mobile networks and cellular booster systems. The registered and records office is located at 7404 King George Boulevard, Suite 200, Surrey, British Columbia V3W-1N6.

As of October 3, 2025, the Company merged with Core Gaming Inc. whose principle activities are the development, distribution, and monetization of casual games, which are delivered as apps for mobile phones, and generates revenue through the display of ads in the games.

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) IAS 34 Interim Financial Reporting, with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than a process of forced liquidation. These unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $12,968,288 during the nine month period ended September 30, 2025 (nine month period ended September 30, 2024 - net loss of $16,347,469), and, as of that date, the Company’s total deficit was $128,989,459 (December 31, 2024 - $116,021,171). The Company’s continuation as a going concern is dependent upon the success of the Company’s sale of inventory, the existing cash flows, and the ability of the Company to obtain additional debt or equity financing, all of which are uncertain. These material uncertainties raise substantial doubt on the Company’s ability to continue as a going concern.

War in Israel

On October 7, 2023 a war broke out in Israel and many reservists were called up to the Israeli army.

Several of our employees are or may be subject to military service in the IDF and have been and may be called to serve. It is possible that there will be further military reserve duty call-ups in the future, which may affect our business due to a shortage of skilled labor and loss of institutional knowledge, and necessary mitigation measures we may take to respond to a decrease in labor availability, such as overtime and third-party outsourcing, for example, which may have unintended negative effects and adversely impact our results of operations, liquidity or cash flows.

There have been travel advisories imposed as related to travel to Israel, and restriction on travel, or delays and disruptions as related to imports and exports may be imposed in the future. Additionally, members of our management and employees are located and reside in Israel. Shelter-in-place and work-from-home measures, government-imposed restrictions on movement and travel and other precautions taken to address the ongoing conflict may temporarily disrupt our management and employees’ ability to effectively perform their daily tasks.

The conflict situation in Israel could cause disruptions in our supply chain and international trade, including the import of inputs and the export of our products, The conflict situation in Israel could also result in parties with whom we have agreements involving performance in Israel claiming that they are not obligated to perform their commitments under those agreements pursuant to force majeure provisions in such agreements.

It is currently not possible to predict the duration or severity of the ongoing conflict in the Middle East or its effects on our business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt our business and operations, interrupt our sources and availability of supply and hamper our ability to raise additional funds or sell our securities, among others.

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024